Note 37 - Interest Income and Expense Average Return On Investments And Average Borrowing Cost Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Average Return On Investments Liabilities Line Items
Interest Expenses (Income Statement)	€ (12,239)	€ (11,537)	€ (10,648)
Deposits From Central Banks And Credit Institutions [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	65,044	90,619	101,975
Interest Expenses (Income Statement)	€ 2,192	€ 2,212	€ 1,866
Return On Investment Average Interest Rate Percentage	3.37	2.44	1.83
Customer Depositis [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 370,078	€ 392,057	€ 398,851
Interest Expenses (Income Statement)	€ 6,559	€ 7,007	€ 5,944
Return On Investment Average Interest Rate Percentage	1.77	1.79	1.49
Customers Deposits Euros [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 178,370	€ 186,261	€ 195,310
Interest Expenses (Income Statement)	€ 337	€ 461	€ 766
Return On Investment Average Interest Rate Percentage	0.19	0.25	0.39
Customers Deposits Foreign Currency [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 191,709	€ 205,796	€ 203,541
Interest Expenses (Income Statement)	€ 6,222	€ 6,546	€ 5,178
Return On Investment Average Interest Rate Percentage	3.25	3.18	2.54
Debt Securities Issued [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 75,927	€ 84,221	€ 89,876
Interest Expenses (Income Statement)	€ 1,753	€ 1,631	€ 1,738
Return On Investment Average Interest Rate Percentage	2.31	1.94	1.93
Other liabilities [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 115,638	€ 82,699	€ 89,328
Interest Expenses (Income Statement)	€ 1,735	€ 687	€ 1,101
Return On Investment Average Interest Rate Percentage	1.50	0.83	1.23
Equity [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 52,206	€ 54,874	€ 55,616
Interest Expenses (Income Statement)	€ 0	€ 0	€ 0
Return On Investment Average Interest Rate Percentage	-	-	-
Total [Member]
Average Return On Investments Liabilities Line Items
Return On Investment Average Balance	€ 678,893	€ 704,471	€ 735,645
Interest Expenses (Income Statement)	€ 12,239	€ 11,537	€ 10,648
Return On Investment Average Interest Rate Percentage	1.80	1.64	1.45